Annual Total Returns - Voya US Bond Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya US Bond Index Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	7.20%
2012	3.85%
2013	(2.54%)
2014	5.71%
2015	0.23%
2016	2.33%
2017	3.19%
2018	(0.08%)
2019	8.57%
2020	7.47%